UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR


   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES




                  Investment Company Act file number 811-21275
                                                     ---------

                          TURNAROUND INVESTMENT TRUST
                          ---------------------------
               (Exact name of registrant as specified in charter)


                 Post Office Box 7365, Eugene, Oregon 97401-0015
                 -----------------------------------------------
               (Address of principal executive offices) (Zip code)


 Julian G. Winters, 116 S. Franklin Street, P. O. Box 69, Rocky Mount, NC 27802
 -------------------------------------------------------------------------------
                     (Name and address of agent for service)


        Registrant's telephone number, including area code: 252-972-9922
                                                            ------------

                      Date of fiscal year end: February 28
                                               -----------

                   Date of reporting period: February 28, 2006
                                             -----------------

ITEM 1. REPORTS TO STOCKHOLDERS.

________________________________________________________________________________


                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust




                                  Annual Report




                      FOR THE YEAR ENDED FEBRUARY 28, 2006




                               INVESTMENT ADVISER
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015
                                 1-800-525-7222


                             THE TURNAROUND FUND(TM)
                         Alsin Capital Management, Inc.
                              Post Office Box 7365
                            Eugene, Oregon 97401-0015
                                 1-800-773-3863


                                   DISTRIBUTOR
                         Capital Investment Group, Inc.
                            116 South Franklin Street
                        Rocky Mount, North Carolina 27804
                                 1-800-773-3863





This report and the financial statements contained herein are submitted for the general information of the shareholders of The Turnaround Fund(TM) (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. The Fund nor the Fund's distributor is a bank.

--------------------------------------------------------------------------------
Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of The Turnaround FundTM ("Fund") and of the market in general and statements of the Fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, management style risk, sector risk, small company risk, portfolio turnover risk, non-diversified fund risk and short sales risk. More information about these risks and other risks can be found in the Fund's prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.nottinghamco.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.nottinghamco.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.
--------------------------------------------------------------------------------

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund's total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

                             THE TURNAROUND FUND(TM)
                                                                April 25, 2006

Annual Report Letter to Shareholders

Dear Fellow Shareholders:

For the fiscal year ended February 28, 2006, The Turnaround Fund had a total annual return of -6.65%. This annual return was below the S&P 500 annual return of 8.4%. For The Turnaround Fund's most up-to-date performance information, see our website at www.theturnaroundfund.com.


Management Discussion

While we are disappointed by the overall performance of the Fund during the year, we continue to be confident about the long-term value of the holdings in the Fund's portfolio. We buy "turnaround companies" - companies that are or have been struggling with one or more business issues, such as management issues (e.g., mismanagement or management changes), operational issues (e.g., product, services or customer issues) or financial issues (e.g., balance sheet issues). We buy stocks that have been beaten down by the market, where our calculation of value greatly exceeds the stock quote.


Portfolio Activity

During the fiscal year one of our largest positions, E-Loan, was taken over at a 37.5% premium by Popular, Inc. We eliminated a position in Doral Financial (DRL) at a substantial loss. This position was a mistake, in retrospect. While the business appeared strong based on their financial statements, those statements turned out not to be reliable.

In addition, we took advantage of excess pessimism surrounding several companies to add to, or initiate positions: Overstock (OSTK), Wal-Mart (WMT), Home Depot
(HD), and JetBlue (JBLU). Worry about short-term business conditions and/or macro variables allowed us to purchase these high-quality assets at a fraction of our fair value calculations.

We continue to have a high degree of confidence in positions initiated in the prior fiscal year. For example, it was announced recently that North Fork Bancorporation is going to be taken over by Capital One. If Commerce Bank, our largest position, was valued similar to North Fork's takeout price, it would be worth about $70 per share, based on our comparable book value and deposit premium calculation. At our fiscal year end, our Commerce position was quoted at $33.17.

If we could magically control the timing of stock quotes, we would have a simple request. We'd like to have our holdings priced at levels consistent with our fair value calculations once per year, as of the end of February, our fiscal year end. Then our shareholders would be able to see the real underlying value of their holdings. While this would make us feel good, it's not necessary. We know what our assets are worth. We know that, given enough time, the market recognizes value.

The Turnaround Fund

As of our fiscal year-end, we owned shares in 14 different businesses, and we expect to continue to maintain a concentrated portfolio. We don't expect that number to change appreciably in the near future. Because of this level of concentration, we expect our performance will be irregular and volatile. Generally, you should expect our performance to be significantly above or below the S&P 500 over any given year.



Arne Alsin                                  Glenn Surowiec
arne@theturnaroundfund.com                  glenn@theturnaroundfund.com
--------------------------                  ---------------------------

The Turnaround Fund(TM)

Performance Update - $10,000 Investment (Unaudited)

For the fiscal year ended February 28, 2006.

------------------------------------------------------------- ----------------------------------------------------------------
                                                              Performance Returns for the fiscal year ended February 28, 2006.
                           Turnaround      S&P 500 Total      ----------------------------------------------------------------
                            Fund(TM)        Return Index      Average Annual                          One           Since
                            --------        ------------      Total Returns                           Year        Inception*
      4/9/2003              $10,000           $10,000         ---------------------------------- -------------- --------------
     8/31/2003               11,940            11,717         The Turnaround Fund(TM)                (6.65)%        13.06%
     2/29/2004               14,590            13,427         ---------------------------------- -------------- --------------
     8/31/2004               13,201            13,060                                                             Final Value
     2/28/2005               15,278            14,364         Cumulative Total                       Since        of $10,000
     8/31/2005               15,247            14,699         Investment Returns                   Inception*     Investment
     2/28/2006               14,263            15,571         ---------------------------------- -------------- --------------
                                                              The Turnaround Fund(TM)                42.63%         $14,263
                                                              ---------------------------------- -------------- --------------
                                                              S&P 500 Total Return Index             55.71%         $15,571
                                                              ---------------------------------- -------------- --------------
                                                              * The Fund's inception date - April 9, 2003 (Date of Initial
                                                              Public Investment).
------------------------------------------------------------------------------------------------------------------------------
This graph depicts the performance of The Turnaround  Fund(TM) (the "Fund") versus the S&P 500 Total Return Index. The graph assumes an initial $10,000 investment at April 9, 2003 (Date of Initial Public Investment).  All dividends and distributions are reinvested.
It is important to note the Fund is a professionally  managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.
-----------------------------------------------------------------------------------------------------------------------------------

Performance quoted above represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting www.nottinghamco.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.

Fund Expenses (Unaudited)
--------------------------------------------------------------------------------

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses - The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes - The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                 Beginning                      Ending
                                               Account Value                 Account Value                 Expenses Paid
Expense Example                              September 1, 2005             February 28, 2006               During Period*
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Actual                                           $1,000.00                      $935.40                        $8.40
-------------------------------------- ------------------------------ ----------------------------- ----------------------------
Hypothetical (5% return before                   $1,000.00                     $1,016.12                       $8.75
expenses)
-------------------------------------- ------------------------------ ----------------------------- ----------------------------

* Actual expenses are based on expenses incurred in the most recent six-month period. The Fund's annualized six-month expense ratio is 1.75%. The values under "Expenses Paid During Period" are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period.)

THE TURNAROUND FUND(TM)

Schedule of Investments


As of February 28, 2006

------------------------------------------------------------------------------------------------------------------------------------
                                                     Market Value                                                      Market Value
                                        Shares         (Note 1)                                           Shares         (Note 1)
------------------------------------------------------------------   ---------------------------------------------------------------

COMMON STOCKS - 83.59%                                               CALL OPTIONS PURCHASED - 9.66%

Airlines - 9.45%                                                     *  Blockbuster Inc., 01/19/2008
*  JetBlue Airways Corporation          75,000      $    855,000           Strike $5.00                    2,000      $    150,000
                                                    ------------     *  Commerce Bancorp, Inc., 01/19/2008
                                                                           Strike $30.00                     175           131,250
Auto Parts & Equipment - 1.73%                                       *  Eastman Kodak Company, 01/19/2008
   Lear Corporation                      7,500           156,450           Strike $20.00                     275           277,750
                                                    ------------     *  Wal-Mart Stores, Inc., 01/19/2008
                                                                           Strike $45.00                     450           315,000
Banks - 18.34%
   Commerce Bancorp, Inc.               50,000         1,658,500
                                                    ------------     Total Call Options Purchased
                                                                           (Cost $908,170)                                 874,000
Commercial Services - 4.93%                                                                                           ------------
*  BearingPoint, Inc.                   50,000           445,500
                                                    ------------     INVESTMENT COMPANY - 0.27%
                                                                        Evergreen Institutional Money Market Fund
Computers - 4.17%                                                          (Cost $24,662)                 24,662            24,662
*  Gateway Inc.                        160,000           377,600                                                      ------------
                                                    ------------

Food - 4.96%
*  Wild Oats Markets, Inc.              25,000           448,750     Total Investments (Cost $7,950,360) - 93.52%     $  8,459,037
                                                    ------------     Other Assets less Liabilities - 6.48%                 585,881
                                                                                                                      ------------
Internet - 14.27%
*  1-800-FLOWERS.COM Inc.               70,000           446,600     Net Assets - 100.00%                             $  9,044,918
*  Overstock.com, Inc.                  37,500           843,750                                                      ============
                                                    ------------
                                                       1,290,350     *  Non-income producing investment.
                                                    ------------
Miscellaneous Manufacturer - 1.86%
   Eastman Kodak Company                 6,000           168,300
                                                    ------------

Retail - Automobile - 10.42%
*  Carmax, Inc.                         30,000           942,600     Summary of Investments by Industry
                                                    ------------                                        % of Net          Market
                                                                     Industry                            Assets           Value
                                                                     --------------------------------------------------------------
Retail - Building Products - 4.66%                                   Airlines                            9.45%        $    855,000
   The Home Depot, Inc.                 10,000           421,500     Auto Parts & Equipment              1.73%             156,450
                                                    ------------     Banks                              19.78%           1,789,750
                                                                     Commercial Services                 4.93%             445,500
Retail - Discount - 1.25%                                            Computers                           4.17%             377,600
   Wal-Mart Stores, Inc.                 2,500           113,400     Food                                4.96%             448,750
                                                    ------------     Internet                           14.27%           1,290,350
                                                                     Investment Company                  0.27%              24,662
Retail - Home Furnishings - 4.66%                                    Miscellaneous Manufacturing         4.93%             446,050
   Pier 1 Imports, Inc.                 40,000           421,200     Retail - Automobile                10.42%             942,600
                                                    ------------     Retail - Building Products          4.66%             421,500
                                                                     Retail - Discount                   4.74%             428,400
Retail - Video Rental - 2.89%                                        Retail - Home Furnishings           4.66%             421,200
   Blockbuster Inc.                     67,500           261,225     Retail - Video Rental               4.55%             411,225
                                                    ------------     --------------------------------------------------------------
                                                                     Total                              93.52%        $  8,459,037
Total Common Stocks (Cost $7,017,528)                  7,560,375
                                                    ------------


See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Statement of Assets and Liabilities


As of February 28, 2006

-----------------------------------------------------------------------------------------------------------------------------

Assets:
   Investments, at value (cost $7,950,360) ...............................................................     $  8,459,037
   Cash ..................................................................................................            7,395
   Receivables:
        Investments sold .................................................................................          568,506
        Fund shares sold .................................................................................            4,000
        Dividends ........................................................................................            1,936
        Adviser (note 2) .................................................................................            2,449
   Prepaid expenses ......................................................................................           21,949
                                                                                                               ------------
   Total assets ..........................................................................................        9,065,272

Liabilities:
   Accrued expenses ......................................................................................           20,354
                                                                                                               ------------
   Total liabilities .....................................................................................           20,354

Net Assets ...............................................................................................     $  9,044,918
                                                                                                               ============
Net Assets Consist of:
   Capital (par value and paid in surplus) ...............................................................     $  8,759,346
   Accumulated net realized loss on investments ..........................................................         (223,105)
   Net unrealized appreciation on investments ............................................................          508,677
                                                                                                               ------------
   Total Net Assets ......................................................................................     $  9,044,918
                                                                                                               ============
   Shares Outstanding, $0.001 par value per share (unlimited authorized shares) ..........................          723,846
   Net Asset Value, Maximum Offering Price and Redemption Price Per Share ................................     $      12.50





See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Statement of Operations


For the fiscal year ended February 28, 2006

-----------------------------------------------------------------------------------------------------------------------------

Investment Income:
   Dividends .........................................................................................         $     97,629
                                                                                                               ------------
   Total Income ......................................................................................               97,629

Expenses:
   Advisory fees (note 2) ............................................................................              113,251
   Administration fees (note 2) ......................................................................               19,819
   Transfer agent fees (note 2) ......................................................................               21,000
   Fund accounting fees (note 2) .....................................................................               28,133
   Compliance service fees (note 2) ..................................................................                7,750
   Custody fees (note 2) .............................................................................                5,096
   Other accounting fees (note 2) ....................................................................                4,181
   Registration and filing administration fees (note 2) ..............................................                8,003
   Legal fees ........................................................................................               17,666
   Audit and tax preparation fees ....................................................................               14,613
   Registration and filing expenses ..................................................................               11,924
   Shareholder servicing expenses ....................................................................                6,084
   Printing expenses .................................................................................                2,924
   Trustee fees and meeting expenses .................................................................               10,563
   Securities pricing fees ...........................................................................                1,491
   Other operating expenses ..........................................................................               12,773
                                                                                                               ------------
   Total Expenses ....................................................................................              285,271
                                                                                                               ------------
   Expenses reimbursed by advisor (note 2) ...........................................................               (5,795)
   Advisory fees waived (note 2) .....................................................................              (81,066)
                                                                                                               ------------
   Net Expenses ......................................................................................              198,410
                                                                                                               ------------
Net Investment Loss ..................................................................................             (100,781)

Realized and Unrealized Gain (Loss) on Investments

   Net realized gain from investment transactions ....................................................              824,159
   Change in unrealized appreciation on investments ..................................................           (1,550,035)
                                                                                                               ------------
Realized and Unrealized Gain (Loss) on Investments ...................................................             (725,876)

Net Decrease in Net Assets Resulting from Operations .................................................         $   (826,657)
                                                                                                               ============




See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Statements of Changes in Net Assets


For the fiscal years ended February 28,                                                      2006                     2005
---------------------------------------------------------------------------------------------------------------------------------

Operations:
   Net investment (loss) income ....................................................    $   (100,781)           $     99,561
   Net realized gain from investment transactions ..................................         824,159                  55,879
   Change in unrealized appreciation on investments ................................      (1,550,035)                397,785
                                                                                        ------------            ------------
Net (Decrease) Increase in Net Assets Resulting from Operations ....................        (826,657)                553,225

Distributions to Shareholders: (note 4)
   Net investment income ...........................................................              --                 (99,561)
   Distribution in excess of net investment income .................................              --                  (4,281)
   Net realized gain from investment transactions ..................................      (1,014,872)               (103,361)
                                                                                        ------------            ------------
Decrease in Net Assets Resulting from Distributions ................................      (1,014,872)               (207,203)

Capital Share Transactions: (note 5)
   Shares sold .....................................................................       1,977,803               4,880,303
   Reinvested dividends and distributions ..........................................       1,004,139                 205,657
   Shares repurchased ..............................................................      (5,687,121)             (5,252,586)
                                                                                        ------------            ------------
Decrease from Capital Share Transactions ...........................................      (2,705,179)               (166,626)
                                                                                        ------------            ------------
Net (Decrease) Increase in Net Assets ..............................................      (4,546,708)                179,396

Net Assets:
   Beginning of year ...............................................................      13,591,626              13,412,230
                                                                                        ------------            ------------
   End of year .....................................................................    $  9,044,918            $ 13,591,626
                                                                                        ============            ============
Undistributed Net Investment Income ................................................    $         --            $         --







See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Financial Highlights

For a share outstanding during the
fiscal years or period ended February 28,                                          2006              2005             2004 (a)
---------------------------------------------------------------------------------------------------------------------------------

Net Asset Value, Beginning of Period .......................................  $      14.84      $      14.39      $      10.00
                                                                              ------------      ------------      ------------
(Loss) Income from Investment Operations
      Net investment (loss) income .........................................         (0.14)             0.11             (0.04)
      Net realized and unrealized (loss) gain on securities ................         (0.80)             0.56              4.62
                                                                              ------------      ------------      ------------
Total from Investment Operations ...........................................         (0.94)             0.67              4.58

Less Distributions:
      Dividends (from net investment income) ...............................            --             (0.11)               --
      Distribution in excess of net investment income ......................            --              0.00 (b)            --
      Distributions (from capital gains) ...................................         (1.40)            (0.11)            (0.19)
                                                                              ------------      ------------      ------------
Total Distributions ........................................................         (1.40)            (0.22)            (0.19)
                                                                              ------------      ------------      ------------
Net Asset Value, End of Period .............................................  $      12.50      $      14.84      $      14.39
                                                                              ============      ============      ============
Total return ...............................................................         (6.57)%            4.71 %           45.90 %

Net Assets, End of Period (in thousands) ...................................  $      9,045      $     13,592      $     13,412

Average Net Assets for the Period (in thousands) ...........................  $     11,325      $     13,568      $      5,450

Ratios of:
Gross Expenses to Average Net Assets .......................................          2.52 %            2.45 %            4.42 % (c)
Net Expenses to Average Net Assets .........................................          1.75 %            1.75 %            1.75 % (c)
Net Investment (Loss) Income to Average Net Assets .........................         (0.89)%            0.73 %           (0.69)% (c)

Portfolio turnover rate ....................................................        121.79 %          108.24 %           31.71 %


(a) For the period from April 9, 2003 (Date of Initial Public Investment) through February 29, 2004.

(b)  Actual amount is less than $0.01 per share.

(c)  Annualized.




See Notes to Financial Statements

THE TURNAROUND FUND(TM)

Notes to Financial Statements
--------------------------------------------------------------------------------

1. Organization   and   Significant       Certain    dividends    from   foreign
Accounting Policies                       securities will be recorded as soon as
                                          the Trust is informed of the  dividend
The Turnaround Fund(TM) (the "Fund") if such information is obtained is a series fund. The Fund is part of subsequent to the ex-dividend date. the Turnaround Investment Trust (the Interest income is recorded on the
"Trust"),  which  was  organized  as a    accrual     basis     and     includes
Delaware   Statutory   Trust   and  is    amortization    of    discounts    and
registered    under   the   Investment    premiums.   Gains   and   losses   are
Company Act of 1940 (the "1940  Act"),    determined  on  the  identified   cost
as   amended,    as   an    open-ended    basis,  which is the same  basis  used
management   investment  company.  The    for federal income tax purposes.
Fund     is     classified     as    a
non-diversified  series  of  shares as    Option Writing
defined in the 1940 Act.                  When the Fund  writes  an  option,  an
                                          amount  equal to the premium  received
The Turnaround Fund(TM) commenced by the Fund is recorded as a liability operations on April 9, 2003. The and is subsequently adjusted to the
investment objective of the Fund is to    current   fair  value  of  the  option
provide  long-term  growth of  capital    written.    Premiums   received   from
through investments in equity writing options that expire securities, consisting primarily of unexercised are treated by the Fund on common and preferred stocks and the expiration date as realized gains securities convertible into common from investments. The difference
stocks.                                   between  the  premium  and the  amount
                                          paid on  effecting a closing  purchase
The following accounting policies have transaction, including brokerage been consistently followed by the Fund commissions, is also treated as a and are in conformity with accounting realized gain or loss (depending on if principles generally accepted in the the premium is less than the amount United States of America in the paid for the closing purchase
investment company industry.              transaction).  If  a  call  option  is
                                          exercised, the premium is added to the
Investment Valuation                      proceeds   from   the   sale   of  the
The Fund's investments in securities underlying security or currency in are carried at value. Securities determining whether the Fund has listed on an exchange or quoted on a realized a gain or loss. If a put
national  market  system are valued at    option  is   exercised,   the  premium
the last sales price as of 4:00 p.m. reduces the cost basis of the Eastern Time. Securities traded in the securities purchased by the Fund. The NASDAQ over-the-counter market are Fund, as the writer of an option,
generally   valued   at   the   NASDAQ    bears   the   market    risk   of   an
Official Closing Price. Other unfavorable change in the price of the securities traded in the security underlying the written over-the-counter market and listed option. For the fiscal year ended securities for which no sale was February 28, 2006 the Fund did not
reported  on that  date are  valued at    write any options.
the most recent bid price.  Securities
and  assets  for which  representative    Expenses
market quotations are not readily The Fund bears expenses incurred available (e.g., if the exchange on specifically on its behalf as well as which the portfolio security is a portion of general expenses, which
principally  traded closes early or if    are  allocated  according  to  methods
trading  of the  particular  portfolio    approved annually by the Trustees.
security is halted  during the day and
does not  resume  prior to the  Fund's    Dividend Distributions
net asset value calculation) or which The Fund may declare and distribute cannot be accurately valued using the dividends from net investment income Fund's normal pricing procedures are (if any) quarterly. Distributions from valued at fair value as determined in capital gains (if any) are also good faith under policies approved by generally declared and distributed
the Trustees.  A portfolio  security's    annually.
"fair value" price may differ from the
price   next    available   for   that    Estimates
portfolio security using the Fund's The preparation of financial normal pricing procedures. Investment statements in conformity with companies are valued at net asset accounting principles generally value. Instruments with maturities of accepted in the United States of
60 days or less are valued at America requires management to make amortized cost, which approximates estimates and assumptions that affect
market value.                             the  amount  of  assets,  liabilities,
                                          expenses and revenues  reported in the
Investment Transactions and Investment    financial  statements.  Actual results
Income                                    could differ from those estimates.
Investment  transactions are accounted
for as of the date  purchased  or sold    Federal Income Taxes
(trade date). Dividend income is No provision for income taxes is recorded on the ex-dividend date. included in the accompanying financial

                                                                     (Continued)

THE TURNAROUND FUND(TM)

Notes to Financial Statements
--------------------------------------------------------------------------------

statements,  as the  Fund  intends  to    Administrator
distribute to shareholders all taxable The Fund pays a monthly administration investment income and realized gains fee to The Nottingham Company ("the and otherwise comply with Subchapter M Administrator") based upon the average of the Internal Revenue Code daily net assets of the Fund and
applicable  to  regulated   investment    calculated  at  the  annual  rates  as
companies.                                shown in the schedule  provided  below
                                          which  is  subject  to  a  minimum  of
Indemnifications                          $2,000  per month.  The  Administrator
Under the Fund's organizational also receives a fee to procure and pay documents, its officers and Trustees the Fund's custodian, additional are indemnified against certain compensation for fund accounting and liabilities arising out of the recordkeeping services, additional
performance  of  their  duties  to the    compensation    for   certain    costs
Fund.  In  addition,   in  the  normal    involved  with the daily  valuation of
course of business, the Fund enters securities and as reimbursement for into contracts with its vendors and out-of-pocket expenses. A breakdown of
others   that   provide   for  general    these is provided below.
indemnifications.  The Fund's  maximum
exposure under these  arrangements  is    Compliance Services
unknown, as this would involve future The Nottingham Compliance Services, claims that may be made against the LLC, a fully owned affiliate of The
Fund.  The  Fund  expects  the risk of    Nottingham Company,  provides services
loss to be remote.                        which   assists  the   Trust's   Chief
                                          Compliance  Officer in monitoring  and
2. Transactions with Affiliates           testing the policies and procedures of
                                          the   Trust   in   conjunction    with
Adviser                                   requirements  under  Rule 38a-1 of the
The Fund pays a monthly advisory fee Investment Company Act of 1940. It to Alsin Capital Management, Inc., receives compensation for this service
(the "Adviser") based upon the average    at an annual rate of $7,750.
daily  net  assets  of  the  Fund  and
calculated  at  an  annual  rate.  The    Transfer Agent
Adviser has entered into a contractual North Carolina Shareholder Services, agreement ("Expense Limitation LLC ("Transfer Agent") serves as Agreement") with the Fund under which transfer, dividend paying, and it has agreed to waive or reduce its shareholder servicing agent for the fees and to assume other expenses of Fund. It receives compensation for its the Fund, if necessary, in amounts services based upon a $15 per that limit the Fund's total operating shareholder per year, subject to a
expenses   (exclusive   of   interest,    minimum  fee of $1,750 per  month,  if
taxes, brokerage fees and commissions,    any.
extraordinary  expenses, and payments,
if any,  under a Rule  12b-1  Plan) to    Distributor
not more than a specified percentage Capital Investment Group, Inc. (the of the average daily net assets of the "Distributor") serves as the Fund's Fund for the current fiscal year ended principal underwriter and distributor.
February 28, 2006.                        The  Distributor  receives  $5,000 per
                                          year paid in monthly  installments for
The advisory fee annual rate,  expense    services    provided    and   expenses
limitation    percentage,    and   the    assumed.
advisory   fees  waived  and  expenses
reimbursed for the current year are as    Certain  Trustees  and officers of the
follows:                                  Trust   are  also   officers   of  the
                                          Adviser,   the   Distributor   or  the
                                          Administrator.
---------- ------------ ---------- ------------
 Advisory    Expense     Advisory
   Fees     Limitation     Fees      Expenses
   Rate       Ratio       Waived    Reimbursed
---------- ------------ ---------- ------------
   1.00%      1.75%      $81,066     $5,795
---------- ------------ ---------- ------------

---------------------- ----------- --------------------- ---------- ------------- --------------- ---------- ------------------
                                                                       Fund          Fund Accounting Asset
        Administration Fees*                    Custody Fees*        Accounting            Based Fees             Blue Sky
  Average Net             Annual        Average Net        Annual      Fees         Average Net    Annual      Administration
    Assets                 Rate           Assets            Rate     (monthly)        Assets        Rate       Fees (annual)
---------------------- ----------- --------------------- ---------- ------------- --------------- ---------- ------------------
  First $50 million       0.175%    First $100 million     0.020%      $2,250       All Assets      0.01%      $150 per state
  Next $50 million        0.150%    Over $100 million      0.009%
  Next $50 million        0.125%
  Next $50 million        0.100%
  Over $200 million       0.075%
---------------------- ----------- --------------------- ---------- ------------- --------------- ---------- ------------------

* Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

THE TURNAROUND FUND(TM)

Notes to Financial Statements

------------------------------------------------------------------------------------------------------------------------------------

3. Purchases and Sales of Investment Securities                     ----------------- ------------------------ ---------------------
                                                                    Table 2                         Increase (Decrease) in
For the fiscal year ended  February 28, 2006, the aggregate cost                                          Undistributed
of purchases and proceeds  from sales of  investment  securities                      ----------------------------------------------
(excluding short-term securities) were as follows:                      Paid-in            Net Investment         Net Realized Gain
                                                                        Capital                Income              on Investments
-------------------------------- -------------------------------    ----------------- ------------------------ ---------------------
                                        Proceeds from Sales            ($14,547)              $100,781                ($86,234)
   Purchases of Securities                 of Securities            ----------------- ------------------------ ---------------------
-------------------------------- -------------------------------
        $13,441,050                        $17,749,664              The  aggregate  cost  of  investments  and  the  composition  of
-------------------------------- -------------------------------    unrealized   appreciation   and   depreciation   of   investment
                                                                    securities  for federal  income tax  purposes as of February 28,
There were no  long-term  purchases  or sales of U.S  Government    2006 are noted below in Table 3. The primary  difference between
Obligations during the fiscal year ended February 28, 2006.         book and tax appreciation or depreciation of investments is wash sale loss deferrals.
4. Federal Income Tax
                                                                    ------------------ ----------------------- ---------------------
The information shown on the following tables represent: (1) tax    Table 3                             Aggregate Gross
components  of  capital,  (2)   reclassifications  of  permanent                                          Unrealized
book/tax   differences,    (3)   unrealized    appreciation   or      Federal Tax      ---------------------------------------------
depreciation  of investments  for federal income tax purposes as          Cost              Appreciation            Depreciation
of February 28, 2006, and (4)  characterization of distributions    ------------------ ----------------------- ---------------------
for  federal  income tax  purposes  for the fiscal  years  ended       $7,985,317            $1,199,829              $726,109
February 28, 2006 and 2005.                                         ------------------ ----------------------- ---------------------

------------ ------------- ----------------- -------------------    The amount of dividends and  distributions  from net  investment
Table 1                                                             income  and  net  realized   capital  gains  are  determined  in
      Undistributed                                                 accordance with federal income tax regulations  which may differ
-------------------                                                 from  generally  accepted  accounting  principles  in the United
               Long-Term      Other Book                            States  of  America.  These  differences  are  due to  differing
  Ordinary      Capital         to Tax             Net Tax          treatments for items such as net short-term  gains,  deferral of
   Income        Gains        Differences        Appreciation       post-October  losses,  deferral  of wash  sale  losses,  foreign
------------ ------------- ----------------- -------------------    currency  transactions,  net investment  losses and capital loss
    $0            $0          ($188,148)          $473,720          carry-forwards.  Permanent  differences  such as tax  returns of
------------ ------------- ----------------- -------------------    capital and net investment losses, if any, would be reclassified against  capital.  See table  below for a breakout of income and
As a result  of  permanent  differences  between  the  financial    capital gain  distributions  for federal income tax purposes for
statement and income tax reporting  requirements,  the following    the fiscal years ended February 28, 2006 and 2005.
reclassifications,  shown  in Table  2,  were  made for the year
ended February 28, 2006. These  reclassifications  had no effect    --------------------------- ------------------ -----------------
on the net assets or the net asset value of the Fund.               Table 4
                                                                        Distribution                February 28,     February 28,
                                                                       Classification                  2006              2005
                                                                    --------------------------- ------------------ -----------------
                                                                    Ordinary Income                   $95,475         $207,203
                                                                    Capital Gain                     $919,397               $0
                                                                    --------------------------- ------------------ -----------------


                                                                                                                         (Continued)

THE TURNAROUND FUND(TM)

Notes to Financial Statements

--------------------------------------------------------------------------------

5. Capital Share Transactions

------------------------------------------ ------------------ ------------------
For the fiscal years ended:                   February 28,       February 28,
                                                 2006                2005
------------------------------------------ ------------------ ------------------
Transactions in Fund Shares
   Shares sold                                  140,893            351,723
   Reinvested distributions                      78,326             14,482
   Shares repurchased                          (411,170)          (382,431)
Net Decrease in Capital Share                  (191,951)           (16,226)
Shares Outstanding, Beginning of Year           915,797            932,023
Shares Outstanding, End of Year                 723,846            915,797
------------------------------------------ ------------------ ------------------

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Trustees of
Turnaround Investment Trust
and the Shareholders of The Turnaround Fund


We have  audited the  accompanying  statement of assets and  liabilities  of The
Turnaround Fund, a series of shares of the Turnaround Investment Trust, including the schedule of investments, as of February 28, 2006, and the related statement of operations, the statement of changes in net assets and the financial highlights for the year then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audit. The statement of changes in net assets for the year ended February 28, 2005 and the financial highlights for the year ended February 28, 2005 and the period ended February 29, 2004 were audited by other auditors whose report dated March 28, 2005 expressed an unqualified opinion on such financial statement and financial highlights.

We conducted our audit in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of February 28, 2006 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of The Turnaround Fund as of February 28, 2006, the results of its operations, the changes in its net assets and its financial highlights for year then ended, in conformity with accounting principles generally accepted in the United States of America.

                                            /s/ BRIGGS, BUNTING & DOUGHERTY, LLP

                                              BRIGGS, BUNTING & DOUGHERTY, LLP


Philadelphia, Pennsylvania
March 29, 2006

THE TURNAROUND FUND(TM)

Additional Information (Unaudited)
--------------------------------------------------------------------------------

1. Proxy  Voting  Policies  and Voting    LLP  on  any   matter  of   accounting
Record                                    principles  or  practices,   financial
                                          statement   disclosure,   or  auditing
A copy of the Trust's Proxy Voting and scope or procedure, which Disclosure Policy and the Adviser's disagreements, if not resolved to the Proxy Voting and Disclosure Policy are satisfaction of Deloitte & Touche LLP, included as Appendix B to the Fund's would have caused it to make reference Statement of Additional Information to the subject matter of the and is available, without charge, upon disagreements in connection with its request, by calling 1-800-773-3863. report. At no time preceding the Information regarding how the Fund removal of Deloitte & Touche LLP did
voted  proxies  relating to  portfolio    any  of  the  events   enumerated   in
securities   during  the  most  recent    paragraphs  (1)(v)(A)  through  (D) of
12-month  period ended June 30 will be    Item 304(a) of Regulation S-K occur.
available  (1)  without  charge,  upon
request,  by  calling  the Fund at the    The  Trust  engaged  Briggs  Bunting &
number  above  and  (2) on  the  SEC's    Dougherty,  LLP as its new independent
website at http://www.sec.gov.            registered  public  accounting firm on
                                          March 21, 2005.  At no time  preceding
2. Quarterly Portfolio Holdings           the  engagement  of  Briggs  Bunting &
                                          Dougherty,  LLP did the Funds  consult
The Fund files its complete schedule Briggs Bunting & Dougherty, LLP of portfolio holdings with the SEC for regarding either (i) the application the first and third quarters of each of accounting principles to a fiscal year on Form N-Q. The Fund's specified transaction, either Forms N-Q are available on the SEC's completed or proposed, or the type of website at http://www.sec.gov. You may audit opinion that might be rendered review and make copies at the SEC's on the Funds' financial statements, or
Public  Reference  Room in Washington,    (ii) any  matter  that was  either the
D.C. You may also obtain copies after subject of a disagreement or a paying a duplicating fee by writing reportable event, as such terms are the SEC's Public Reference Section, defined in Item 304 of Regulation S-K.
Washington,   D.C.  20549-0102  or  by
electronic          request         to    4.   Additional    Information   about
publicinfo@sec.gov,  or  is  available    Trustees and Officers
without  charge,   upon  request,   by
calling the Fund at 1-800-773-3863. The business and affairs of the Fund Information on the operation of the and the Trust are managed under the Public Reference Room may be obtained direction of the Trustees. Information
by calling the SEC at 202-942-8090.       concerning  the  Trustees and officers
                                          of the  Trust  and  Fund is set  forth
3. Changes in Registrant's  Certifying    below.  Generally,  each  Trustee  and
Accountant                                officer  serves an indefinite  term or
                                          until  certain  circumstances  such as
On March 21, 2005, Deloitte & Touche their resignation, death, or otherwise LLP was removed as the independent as specified in the Trust's registered public accounting firm for organizational documents. Any Trustee the Trust. Deloitte & Touche LLP was may be removed at a meeting of
previously  engaged as the independent    shareholders  by a  vote  meeting  the
registered public accounting firm to requirements of the Trust's audit the Fund's financial statements. organizational documents. The
                                          Statement of Additional Information of
Deloitte & Touche LLP issued reports the Fund includes additional on the Fund's financial statements as information about the Trustees and of February 28, 2005 and February 29, officers and is available, without
2004.  Such reports did not contain an    charge,  upon  request by calling  the
adverse  opinion  or a  disclaimer  of    Fund toll-free at 1-800-773-3863.  The
opinion,  nor were they  qualified  or    address of each  Trustee and  officer,
modified  as  to  uncertainty,   audit    unless  otherwise  indicated below, is
scope, or accounting principles.          Post Office Box 7365,  Eugene,  Oregon
                                          97401-0015.  The Independent  Trustees
The decision to remove Deloitte & received aggregate compensation of Touche LLP was approved by the Trust's $7,500 during the fiscal year ended Audit Committee and ratified by the February 28, 2006 from the Fund for
Board of Trustees.                        their  services to the Fund and Trust.
                                          The  Interested  Trustee and  officers
At no time  preceding  the  removal of    did not receive  compensation from the
Deloitte  & Touche  LLP were there any    Fund for  their  services  to the Fund
disagreements  with  Deloitte & Touche    and Trust.


                                                                     (Continued)

THE TURNAROUND FUND(TM)

Additional Information (Unaudited)

------------------------------------------------------------------------------------------------------------------------------------

---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
                                                                                             Number of
                                                                                           Portfolios in
                              Position(s)                                                   Fund Complex
      Name, Age and           held with     Length of       Principal Occupation(s)          Overseen by      Other Directorships
         Address              Fund/Trust   Time Served        During Past 5 Years              Trustee          Held by Trustee
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------

                                                     INDEPENDENT TRUSTEES
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
Jeffrey F. Brotman, 42*      Trustee      Since         Attorney/    Managing    Member,        1                   None
                                          04/2003       Ledgewood Law Firm, P.C. and Law
                                                        School Professor,  University of
                                                        Pennsylvania Law School
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
Corydon H. Jensen, Jr., 63   Trustee      Since         President,   Station   Masters,         1         Director,        Elmer's
                                          04/2003       Inc. (restaurant)                                 Restaurant,  Inc.  (food
                                                                                                          service retailer)
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
James R. Mitchell, 65        Trustee      Since         Retired; Previously,  President,        1         Trustee, Williams  Bakery
                                          04/2003       Williams  Bakery,  Inc.  (bakery                  Profit Sharing Trust
                                                        company)
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
                                                     INTERESTED TRUSTEES**
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
Arne T. Alsin, 48**          Trustee,     Since         President,     Alsin    Capital         1                   None
                             Chairman     04/2003       Management,   Inc.  (investment
                             and                        adviser for the Fund)
                             President
                             (Principal
                             Executive
                             Officer)
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
* Mr. Brotman resigned as a trustee on March 15, 2006.
** Basis of Interestedness:  Mr. Alsin  is an Interested Trustee because he is an officer of Alsin Capital  Management,  Inc.,  the investment adviser of the Fund.
------------------------------------------------------------------------------------------------------------------------------------
                                                       OTHER OFFICERS
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
Glenn D. Surowiec, 35        Chief        Chief         Senior  Analyst  and  Portfolio        n/a                  n/a
                             Compliance   Compliance    Manager,      Alsin     Capital
                             Officer      Officer       Management,      Inc.     since
                             and          since         08/2001;     Associate/Manager,
                             Treasurer    9/2004;       Enron  Corp.  (energy  company)
                             (Principal   Treasurer     from    08/1999   to   08/2001;
                             Financial    since         previously,   student   at  Cox
                             Officer)     04/2003       School of  Business at Southern
                                                        Methodist University
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
Julian G. Winters, 37        Secretary    Secretary     Vice   President,    Compliance        n/a                  n/a
The Nottingham Company       and Asst.    since         Administration      of      The
116 S. Franklin Street       Treasurer    12/2004;      Nottingham Company
Post Office Box 69                        Asst.
Rocky Mount, NC  27802                    Treasurer
                                          since
                                          04/2003
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------
Tracey L. Hendricks, 38      Asst.        Since         Vice    President,    Financial        n/a                  n/a
The Nottingham Company       Secretary    12/2004       Reporting,  Internal Audit, and
116 S. Franklin Street                                  Compliance  of  The  Nottingham
Post Office Box 69                                      Company       since       2004;
Rocky Mount, NC  27802                                  previously,  Vice  President of
                                                        Special Projects
---------------------------- ------------ ------------- --------------------------------- --------------- --------------------------

________________________________________________________________________________


                             THE TURNAROUND FUND(TM)

________________________________________________________________________________

                   a series of the Turnaround Investment Trust
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.

ITEM 2. CODE OF ETHICS.

(a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer(s), or
     persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c) There have been no amendments to any provisions of such code of ethics during the period covered by this report.

(d) The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver, from any provision of such code of ethics.

(f)(1) A copy of the code of ethics that applies to the registrant's Principal Executive Officer and Principal Financial Officer is filed pursuant to Item 12.(a)(1) below.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) For the Reporting Period, the registrant's Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

(a)(2) Mr. Jeffrey F. Brotman is the audit committee financial expert for the Reporting Period, and he is "independent" for purposes of Item 3 of Form N-CSR.

(a)(3) Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Audit Fees - Audit fees for the registrant for the fiscal years ended February 28, 2005 and February 28, 2006 were $16,750 and $12,000, respectively. These amounts represent aggregate fees billed by the registrant's former independent accountant, Deloitte & Touche LLP ("Former Accountant") for the fiscal year ended February 28, 2005 and Briggs, Bunting & Dougherty, LLP ("Accountant") for the fiscal year ended February 28, 2006, in connection with the annual audit of the registrant's financial statements and for services normally provided by the Accountant in connection with the registrant's statutory and regulatory filings.

(b) Audit-Related Fees - There were no additional fees billed in the fiscal years ended February 28, 2005 or February 28, 2006 for assurance and related services by the Former Accountant or Accountant that were reasonably related to the performance of the audit of the registrant's financial statements that were not reported in paragraph (a) of this Item.

(c) Tax Fees - The tax fees in the fiscal years ended February 28, 2005 and February 28, 2006 for professional services rendered by the Former Accountant or Accountant for tax compliance, tax advice, and tax planning were $5,000 and $1,500, respectively. These services were for the completion of the fund's federal, state, and excise tax returns.

(d) All Other Fees -There were no other fees billed by the Former Accountant or Accountant, which were not disclosed in paragraphs (a) through (c) of this Item during the fiscal years ended February 28, 2005 and February 28, 2006.

(e)(1) The registrant's Board of Trustees pre-approved the engagement of the Former Accountant and Accountant for the last two fiscal years at an audit committee meeting of Board of Trustees called for such purpose and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose. The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant's investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2) There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)  Not Applicable.

(g) Aggregate non-audit fees billed by the Former Accountant and Accountant, respectively, to the registrant for services rendered during the fiscal years ended February 28, 2005 and 2006 were $5,000 and $1,500, respectively. There were no non-audit fees billed by the Former Accountant or Accountant for services rendered to the registrant's investment adviser, or any other entity controlling, controlled by, or under common control with the registrant's investment adviser for those years.

(h)  Not applicable.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

     A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.


ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

(a) The Principal Executive Officer and the Principal Financial Officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Code of Ethics  required  by Item 2 of Form  N-CSR is filed  herewith  as
     Exhibit 12.(a)(1).

(a)(2) Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3) Not applicable.

(b)  Certifications  required by Item 12.(b) of Form N-CSR are filed herewith as
     Exhibit 12.(b).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Turnaround Investment Trust


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer


Date: April 25, 2006







Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: (Signature and Title)        /s/ Arne T. Alsin
                                 __________________________________
                                 Arne T. Alsin
                                 Trustee, Chairman, President and
                                 Principal Executive Officer
                                 Turnaround Investment Trust

Date: April 25, 2006





By:  (Signature and Title)       /s/ Glenn D. Surowiec
                                 __________________________________
                                 Glenn D. Surowiec
                                 Treasurer and Principal Financial Officer
                                 Turnaround Investment Trust

Date: April 24, 2006